CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for credit loss | $	$ 6,783	$ 2,497
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,540,392	35,500,872
Ordinary shares, shares outstanding	34,437,296	34,397,776
Treasury shares	1,103,096	1,103,096